Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

16.Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits from offline distributors, retailers and others	9,427	12,080
Professional service fee payables	18,194	33,601
Product warranty(i)	3,208	5,125
Payables on equipment	1,575	516
Accrued liabilities to suppliers	44,140	37,194
Payable related to employees’ exercise of share-based awards	3,168	8,269
Others	24,284	12,031
Accrued expenses and other current liabilities	103,996	108,816
(i)	Product warranty activities were as follows:

Product warranty
RMB
Balance as of January 1, 2023 (As adjusted)	5,051
Provided during the year	21,116
Utilized during the year	(22,959)
Balance as of December 31, 2023	3,208
Provided during the year	10,188
Utilized during the year	(8,271)
Balance as of December 31, 2024	5,125